Goodwill, Software and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	$ 5,443	$ 5,425
Adjustments	32	18
Balance at end of year	5,475	5,443
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	884	884
Balance at end of year	884	884
U.S. Commercial Banking and Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	4,318	4,300
Adjustments	31	18
Balance at end of year	4,349	4,318
Other [member]
Disclosure of reconciliation of changes in goodwill [line items]
Balance at beginning of year	241	241
Adjustments	1
Balance at end of year	$ 242	$ 241